CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                August 17, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


       Re:            First Trust Exchange-Traded Fund III
                  (Registration Nos. 333-176976 and 811-22245)
               --------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 91 and under the Investment Company Act of 1940, as amended, Amendment No. 92 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust Short Duration Managed Municipal ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the Securities Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                 Very truly yours,

                                 CHAPMAN AND CUTLER LLP

                                 By: /s/ Morrison C. Warren
                                     -------------------------------------
                                         Morrison C. Warren

Enclosures